Share Capital - Additional Information (Detail) CAD / shares in Units, CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 USD ($) CAD / shares	Dec. 31, 2015 CAD shares	Dec. 31, 2014 CAD
Schedule Of Capitalization Equity [Line Items]
Special preferred, redeemable, retractable, non-voting, Shares Authorized	6,350.9			6,350.9
Preference shares issued or outstanding	0			0
Purchase of common shares under NCIB	11,676,510			11,676,510
Stock Repurchase Program Expiration Date	May 28, 2015
Repurchased common shares under NCIB	125,000
Repurchased common shares under NCIB, Value | $	$ 329	$ 472
Increase in additional paid in capital | $	114	60
Weighted average fair value per option granted | CAD / shares			CAD 1.04
Intrinsic value of options exercised | CAD				CAD 488	CAD 610
Fair value of options vested | $	1,634
Unrecognized stock-based compensation cost, net of expected forfeitures | $	$ 268
Expected weighted average period for recognition of unrecognized compensation cost	1 year 11 days
Stock-based compensation | $	$ 847	$ 2,081
Deferred Stock Unit issued and outstanding	260,398	244,526
Anti-dilutive effect of options	8,071,056	8,763,349
Security Based Compensation Arrangements [Member]
Schedule Of Capitalization Equity [Line Items]
Common shares outstanding, Percent	10.00%
DSU Plan [Member]
Schedule Of Capitalization Equity [Line Items]
Common shares authorized for issuance	430,000			430,000
Liability recorded in respect of outstanding stock-based compensation | $	$ 367	$ 742	CAD 742
Employee Stock Option [Member]
Schedule Of Capitalization Equity [Line Items]
Common shares authorized for issuance	800,000			800,000
Options vesting, Expiration date	6 years
Employee Stock Option [Member] | Minimum [Member]
Schedule Of Capitalization Equity [Line Items]
Options vesting period	3 years
Employee Stock Option [Member] | Maximum [Member]
Schedule Of Capitalization Equity [Line Items]
Options vesting period	4 years
Restricted Stock Units (RSUs) [Member]
Schedule Of Capitalization Equity [Line Items]
Options vesting period	3 years
Liability recorded in respect of outstanding stock-based compensation | $	$ 684	$ 1,376	CAD 1,376
Restricted stock units cancelled	783,112	203,041
2014 NCIB [Member]
Schedule Of Capitalization Equity [Line Items]
Repurchased common shares under NCIB, Value | $	$ 329